Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Trade accounts receivable, gross	$ 461,365	$ 456,308
Reserves for sales deductions:
Chargebacks	(109,763)	(116,632)
Other sales deductions	(78,508)	(81,677)
Customer rebates	(34,757)	(51,296)
Allowance for doubtful accounts	(392)	(248)
Trade accounts receivable, net	$ 237,945	$ 206,455